                        SUPPLEMENT DATED AUGUST 16, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                          MONY Life Insurance Company
                            MONY Variable Account A

Effective August 16, 2000 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

1. THE FIRST SENTENCE OF THE THIRD BULLET ON THE COVER PAGE IS AMENDED TO READ AS FOLLOWS:

     If you do, you can also tell us to place your purchase payments and fund values into any 17 of the 25 different subaccounts.

2. PAGE 4, THE "SEPARATE ACCOUNT ANNUAL EXPENSES" IN THE FEE TABLE FOR MONY VARIABLE ACCOUNT A AT THE TOP OF THE PAGE ARE AMENDED AS FOLLOWS:

Maximum Mortality and Expense Risk Fees.....................  1.35%***
Total Separate Account Annual Expenses......................  1.35%***

3.  FOOTNOTE *** ON PAGE 4 IS AMENDED TO READ AS FOLLOWS:

     *** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.35 percent (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of the Separate Account.

4.  THE EXAMPLES ON PAGES 7 THROUGH 9 ARE AMENDED TO READ AS FOLLOWS:

     EXAMPLE

          If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $83      $116      $150       $211
MONY Intermediate Term Bond..........................   $84      $120      $156       $224
MONY Long Term Bond..................................   $84      $119      $155       $222
MONY Government Securities...........................   $84      $120      $156       $224
Enterprise Equity....................................   $87      $127      $168       $250
Enterprise Small Company Value.......................   $87      $127      $169       $252
Enterprise Managed...................................   $86      $125      $165       $244
Enterprise International Growth......................   $89      $132      $177       $270
Enterprise High Yield Bond...........................   $86      $123      $162       $237
Enterprise Growth....................................   $87      $127      $169       $252
Enterprise Growth and Income.........................   $88      $130      $174       $263
Enterprise Small Company Growth......................   $92      $146      $202       $322
Enterprise Equity Income.............................   $89      $136      $185       $287
Enterprise Capital Appreciation......................   $90      $136      $185       $285
Enterprise Multi-Cap Growth..........................   $92      $145      $200       $319
Enterprise Balanced..................................   $88      $149      $211       $348
Dreyfus Stock Index..................................   $82      $111      $141       $191
The Dreyfus Socially Responsible Growth..............   $87      $126      $167       $247
Fidelity VIP Growth..................................   $86      $125      $165       $243

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Fidelity VIP II Contrafund(R)........................   $86      $125      $165       $243
Fidelity VIP III Growth Opportunities................   $86      $126      $166       $246
Janus Aspen Series Aggressive Growth.................   $85      $123      $161       $235
Janus Aspen Series Balanced..........................   $85      $123      $161       $235
Janus Aspen Series Capital Appreciation..............   $86      $123      $162       $237
Janus Aspen Series Worldwide Growth..................   $86      $123      $163       $238

          If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $83      $116      $ 97       $211
MONY Intermediate Term Bond..........................   $84      $120      $104       $224
MONY Long Term Bond..................................   $84      $119      $103       $222
MONY Government Securities...........................   $84      $120      $104       $224
Enterprise Equity....................................   $87      $127      $116       $250
Enterprise Small Company Value.......................   $87      $127      $117       $252
Enterprise Managed...................................   $86      $125      $113       $244
Enterprise International Growth......................   $89      $132      $126       $270
Enterprise High Yield Bond...........................   $86      $123      $110       $237
Enterprise Growth....................................   $87      $127      $117       $252
Enterprise Growth and Income.........................   $88      $130      $123       $263
Enterprise Small Company Growth......................   $92      $146      $152       $322
Enterprise Equity Income.............................   $89      $136      $134       $287
Enterprise Capital Appreciation......................   $90      $136      $134       $285
Enterprise Multi-Cap Growth..........................   $92      $145      $150       $319
Enterprise Balanced..................................   $88      $149      $161       $348
Dreyfus Stock Index..................................   $82      $111      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $87      $126      $115       $247
Fidelity VIP Growth..................................   $86      $125      $113       $243
Fidelity VIP II Contrafund(R)........................   $86      $125      $113       $243
Fidelity VIP III Growth Opportunities................   $86      $126      $114       $246
Janus Aspen Series Aggressive Growth.................   $85      $123      $109       $235
Janus Aspen Series Balanced..........................   $85      $123      $109       $235
Janus Aspen Series Capital Appreciation..............   $86      $123      $110       $237
Janus Aspen Series Worldwide Growth..................   $86      $123      $110       $238

          If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $18       $56      $ 97       $211
MONY Intermediate Term Bond..........................   $19       $60      $104       $224
MONY Long Term Bond..................................   $19       $60      $103       $222
MONY Government Securities...........................   $19       $60      $104       $224
Enterprise Equity....................................   $22       $68      $116       $250
Enterprise Small Company Value.......................   $22       $69      $117       $252
Enterprise Managed...................................   $21       $66      $113       $244
Enterprise International Growth......................   $24       $74      $126       $270
Enterprise High Yield Bond...........................   $21       $64      $110       $237
Enterprise Growth....................................   $22       $69      $117       $252
Enterprise Growth and Income.........................   $23       $72      $123       $263
Enterprise Small Company Growth......................   $28       $88      $152       $322

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Enterprise Equity Income.............................   $24       $78      $134       $287
Enterprise Capital Appreciation......................   $25       $78      $134       $285
Enterprise Multi-Cap Growth..........................   $28       $88      $150       $319
Enterprise Balanced..................................   $23       $91      $161       $348
Dreyfus Stock Index..................................   $16       $51      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $22       $67      $115       $247
Fidelity VIP Growth..................................   $21       $66      $113       $243
Fidelity VIP II Contrafund(R)........................   $21       $66      $113       $243
Fidelity VIP III Growth Opportunities................   $22       $67      $114       $246
Janus Aspen Series Aggressive Growth.................   $21       $63      $109       $235
Janus Aspen Series Balanced..........................   $21       $63      $109       $235
Janus Aspen Series Capital Appreciation..............   $21       $64      $110       $237
Janus Aspen Series Worldwide Growth..................   $21       $64      $110       $238

5.  THE FIRST SENTENCE UNDER THE HEADING "ALLOCATION OF PAYMENTS AND FUND
    VALUE -- ALLOCATION OF PAYMENTS." ON PAGE 26 IS AMENDED TO READ AS FOLLOWS:

     On the application, the Owner may allocate Net Purchase Payments to up to 17 of the 25 subaccount(s) of MONY Variable Account A or to the Guaranteed Interest Account.

6. ON PAGE 34, FOOTNOTE 2 TO THE TABLE IS DELETED AND THE MORTALITY & EXPENSE RISK CHARGE IN THE TABLE IS AMENDED TO READ AS FOLLOWS:

       Current and maximum daily rate  --  .003699%
        Current and maximum annual rate  --  1.35%

7. THE FIRST PARAGRAPH UNDER "CHARGES AGAINST FUND VALUE -- DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A -- MORTALITY AND EXPENSE RISK CHARGE" ON PAGE 34 IS AMENDED TO READ AS FOLLOWS:

     The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. This daily charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY Variable Account A. Of the 1.35% charge, .90% is for assuming mortality risks (which is guaranteed not to exceed .90%), and .45% is for assuming expense risks. The charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

Form No. 14427 SL (Supp 8/16/00)                             Reg.  No. 333-72259

                               MONY CUSTOM MASTER

                        SUPPLEMENT DATED AUGUST 16, 2000
                                       to

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

Effective August 16, 2000 this Supplement updates certain information contained in the Statement of Additional Information.

1.  THE FIRST SENTENCE ON PAGE (5) IS AMENDED TO READ AS FOLLOWS:

          For the seven-day period ended December 31, 1999, the yield was 4.46% and the effective yield was 4.57%.

2.  THE TABLE ON PAGE (6) IS AMENDED TO READ AS FOLLOWS:

                            MONY VARIABLE ACCOUNT A

                             PRO FORMA TOTAL RETURN
                    (ASSUMING $1000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)

                                                                                          FOR THE
                                                                                        PERIOD SINCE
                                          FOR THE         FOR THE         FOR THE        INCEPTION
                                       1 YEAR ENDED    5 YEARS ENDED   10 YEARS ENDED     THROUGH
                                       DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
              SUBACCOUNT                   1999            1999             1999            1999
              ----------               -------------   -------------   --------------   ------------
MONY Government Securities............     -6.94%           3.42%            N/A             3.61%
MONY Intermediate Term Bond...........     -7.34%           4.29%           5.40%            5.59%
MONY Long Term Bond...................    -14.60%           5.98%           6.68%            6.98%
Enterprise Equity.....................      6.88%          19.87%          15.19%           15.32%
Enterprise Small Company Value........     14.67%          16.95%          15.33%           15.21%
Enterprise Managed....................      0.97%          18.92%          15.99%           17.08%
Enterprise International Growth.......     31.44%          14.64%            N/A            14.27%
Enterprise High Yield Bond............     -3.98%           7.43%            N/A             7.54%
Enterprise Growth.....................     15.02%            N/A             N/A            19.34%
Enterprise Growth and Income..........     11.45%            N/A             N/A            12.51%
Enterprise Small Company Growth.......     43.79%            N/A             N/A            51.23%
Enterprise Equity Income..............     -2.30%            N/A             N/A             0.15%
Enterprise Capital Appreciation.......     43.67%            N/A             N/A            53.98%
Enterprise Multi-Cap Growth...........       N/A             N/A             N/A           172.43%
Enterprise Balanced...................       N/A             N/A             N/A            -1.81%
Dreyfus Stock Index...................       N/A             N/A             N/A            -0.24%
The Dreyfus Socially Responsible
  Growth..............................       N/A             N/A             N/A             8.50%
Fidelity VIP Growth...................       N/A             N/A             N/A             6.91%
Fidelity VIP II Contrafund(R).........       N/A             N/A             N/A             2.89%
Fidelity VIP III Growth
  Opportunities.......................       N/A             N/A             N/A            -8.07%
Janus Aspen Series Aggressive
  Growth..............................       N/A             N/A             N/A            51.87%
Janus Aspen Series Balanced...........       N/A             N/A             N/A             2.99%
Janus Aspen Series Capital
  Appreciation........................       N/A             N/A             N/A            20.71%
Janus Aspen Series Worldwide Growth...       N/A             N/A             N/A            30.25%

3.  THE TABLE ON PAGE (7) IS AMENDED TO READ AS FOLLOWS:

                            MONY VARIABLE ACCOUNT A

                             PRO FORMA TOTAL RETURN
                    (ASSUMING $1000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)

                                                                                          FOR THE
                                                                                        PERIOD SINCE
                                          FOR THE         FOR THE         FOR THE        INCEPTION
                                       1 YEAR ENDED    5 YEARS ENDED   10 YEARS ENDED     THROUGH
                                       DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
              SUBACCOUNT                   1999            1999             1999            1999
              ----------               -------------   -------------   --------------   ------------
MONY Government Securities............     -0.69%           4.38%            N/A             4.36%
MONY Intermediate Term Bond...........     -1.11%           5.25%           5.40%            5.59%
MONY Long Term Bond...................     -8.86%           6.95%           6.68%            6.98%
Enterprise Equity.....................     14.07%          20.99%          15.19%           15.32%
Enterprise Small Company Value........     22.38%          18.06%          15.33%           15.21%
Enterprise Managed....................      7.75%          20.03%          15.99%           17.08%
Enterprise International Growth.......     40.28%          15.72%            N/A            15.11%
Enterprise High Yield Bond............      2.48%           8.43%            N/A             8.32%
Enterprise Growth.....................     22.76%            N/A             N/A            26.75%
Enterprise Growth and Income..........     18.94%            N/A             N/A            19.54%
Enterprise Small Company Growth.......     53.46%            N/A             N/A            60.77%
Enterprise Equity Income..............      4.28%            N/A             N/A             6.49%
Enterprise Capital Appreciation.......     53.33%            N/A             N/A            63.81%
Enterprise Multi-Cap Growth...........       N/A             N/A             N/A           190.74%
Enterprise Balanced...................       N/A             N/A             N/A             4.80%
Dreyfus Stock Index...................       N/A             N/A             N/A             6.46%
The Dreyfus Socially Responsible
  Growth..............................       N/A             N/A             N/A            15.80%
Fidelity VIP Growth...................       N/A             N/A             N/A            14.10%
Fidelity VIP II Contrafund(R).........       N/A             N/A             N/A             9.80%
Fidelity VIP III Growth
  Opportunities.......................       N/A             N/A             N/A            -1.89%
Janus Aspen Series Aggressive
  Growth..............................       N/A             N/A             N/A            62.08%
Janus Aspen Series Balanced...........       N/A             N/A             N/A             9.91%
Janus Aspen Series Capital
  Appreciation........................       N/A             N/A             N/A            28.82%
Janus Aspen Series Worldwide Growth...       N/A             N/A             N/A            39.00%

4.  THE TABLE ON PAGE (8) IS AMENDED TO READ AS FOLLOWS:

                            MONY VARIABLE ACCOUNT A
                       PRO FORMA YIELD FOR 30-DAY PERIOD

                                                                  YIELD FOR
                                                                30 DAYS ENDED
                                                              DECEMBER 31, 1999
                                                              -----------------
MONY Intermediate Term Bond.................................        4.99%
MONY Long Term Bond.........................................        5.20%
MONY Government Securities..................................        4.88%
Enterprise High Yield Bond..................................        8.00%

     --------------------
     The 30-day yield is not indicative of future results.

5.  THE TABLE ON PAGE (9) IS AMENDED TO READ AS FOLLOWS:

                            MONY VARIABLE ACCOUNT A

                     PRO FORMA PERIOD TO DATE TOTAL RETURN
                        (JANUARY 1 TO FEBRUARY 11, 2000)
                (ASSUMING $1000 PAYMENT AT BEGINNING OF PERIOD)

                                                           SURRENDER AT      NO SURRENDER
                       SUBACCOUNT                          END OF PERIOD   CONTRACT IN FORCE
                       ----------                          -------------   -----------------
MONY Government Securities...............................      -6.79%            -0.52%
MONY Intermediate Term Bond..............................      -6.79%            -0.52%
MONY Long Term Bond......................................      -5.23%             1.15%
Enterprise Equity........................................      -4.87%             1.53%
Enterprise Small Company Value...........................      -7.16%            -0.92%
Enterprise Managed.......................................     -12.20%            -6.30%
Enterprise International Growth..........................      -8.15%            -1.98%
Enterprise High Yield Bond...............................      -7.16%            -0.92%
Enterprise Growth........................................     -11.44%            -5.49%
Enterprise Growth and Income.............................     -11.92%            -6.00%
Enterprise Small Company Growth..........................       1.71%             8.55%
Enterprise Equity Income.................................     -15.87%           -10.21%
Enterprise Capital Appreciation..........................     -10.56%            -4.54%
Enterprise Multi-Cap Growth..............................       3.93%            10.92%
Enterprise Balanced......................................      -9.69%            -3.61%
Dreyfus Stock Index......................................     -11.59%            -5.64%
The Dreyfus Socially Responsible Growth..................      -9.34%            -3.25%
Fidelity VIP Growth......................................      -4.84%             1.56%
Fidelity VIP II Contrafund(R)............................      -6.97%            -0.72%
Fidelity VIP III Growth Opportunities....................     -12.72%            -6.85%
Janus Aspen Series Aggressive Growth.....................       7.74%            14.99%
Janus Aspen Series Balanced..............................      -4.93%             1.46%
Janus Aspen Series Capital Appreciation..................      -4.07%             2.38%
Janus Aspen Series Worldwide Growth......................       2.64%             9.54%

Form No. 14433 SL (8/16/00)                           Registration No. 333-72259